Income Taxes - Schedule of Loss Before Income Taxes By Jurisdiction (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Non-PRC	¥ 71,026	$ 9,731	¥ 102,245	¥ (18,608)
PRC	249,389	34,166	(174,104)	(781,533)
(Loss)/income before income tax	¥ 320,415	$ 43,897	¥ (71,859)	¥ (800,141)